Consolidated Statements of Changes in Shareholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Total	Keystone Integrated Care, LLC	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2023	$ 428,067		$ 1,689,452	$ 82,927	$ (1,151)	$ (1,265,536)	$ (77,625)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Stock Options Exercised	9		14	(5)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures			6,403	(6,403)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	14,331			14,331
Share-Based Payment Arrangement, Decrease for Tax Withholding Obligation	(747)			(747)
Stock Issued During Period, Value, Payable Pursuant To Tax Receivable Agreements	21		21
Stock Issued During Period, Value, Acquisitions	2,850		2,850
Net change in tax distribution accrual	32,647			32,647
Stock Issued During Period, Value, New Issues, And Other Adjustments	(200)		(200)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders, Tax Distributions	(22,077)						(22,077)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders, Cash Distributions	(5,155)						(5,155)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net			8,282			(12,512)	4,230
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(1,081)				(1,081)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60,489)					(74,438)	13,949
Ending balance at Dec. 31, 2024	388,176		1,706,822	122,750	(2,232)	(1,352,486)	(86,678)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Business Combination, Consideration Transferred, Equity Interest		$ 2,850
Shares issues (in shares)		1,422
Stock Issued During Period, Value, Stock Options Exercised	11		19	(8)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures			6,580	(6,580)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	10,924			10,924
Share-Based Payment Arrangement, Decrease for Tax Withholding Obligation	(743)		2	(741)
Stock Issued During Period, Value, Payable Pursuant To Tax Receivable Agreements	21		21
Stock Issued During Period, Value, Issued for Services	396		396
Stock Issued During Period, Value, Acquisitions	750		750
Net change in tax distribution accrual	(6,099)			(6,099)
Stock Issued During Period, Value, New Issues, And Other Adjustments	0		199	(199)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders, Tax Distributions	(959)						(959)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders, Cash Distributions	(2,533)						(2,533)
Income Tax Effects Allocated Directly to Equity, Equity Transactions	2,001		2,001
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net			5,491			(12,350)	6,859
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	601				601
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(140,044)					(135,408)	(4,636)
Ending balance at Dec. 31, 2025	$ 252,502		$ 1,722,277	$ 120,047	$ (1,631)	$ (1,500,244)	$ (87,947)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Business Combination, Consideration Transferred, Equity Interest		$ 750
Shares issues (in shares)		374